Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.57%
FHLMC (3 Year Treasury Constant Maturity +2.27%)±	3.43%	5-1-2026	$2,137	$2,109
FHLMC Series 3735 Class KL	3.50	10-15-2025	79,153	77,331
FHLMC	4.00	5-1-2025	99,770	98,230
FHLMC (12 Month LIBOR +1.91%)±	4.16	9-1-2031	1,610	1,581
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.38	4-1-2038	72,141	72,233
FHLMC Series 2642 Class AR	4.50	7-15-2023	1,579	1,573
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	5.25	4-1-2032	10,830	10,699
FHLMC Series 2597 Class AE	5.50	4-15-2033	8,069	8,034
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average +0.74%)±	4.72	5-25-2044	287,051	287,057
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.64	10-25-2043	500,752	381,181
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.70	7-25-2043	47,960	43,930
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	198,894	220,032
FNMA (1 Year Treasury Constant Maturity +1.27%)±	3.40	8-1-2034	52,877	51,478
FNMA Series 2003-W6 Class 6A±±	3.87	8-25-2042	250,063	238,066
FNMA Series 2011-48 Class CN	4.00	6-25-2026	86,179	84,272
FNMA Series 2009-87 Class QC	4.00	8-25-2037	17,837	17,675
FNMA (12 Month LIBOR +1.77%)±	4.12	7-1-2044	241,409	245,253
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.32	11-1-2031	21,518	21,095
FNMA (1 Year Treasury Constant Maturity +2.27%)±	4.39	8-1-2036	368,584	374,520
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%)±	5.33	2-25-2046	530,447	524,248
FNMA Series 2010-37 Class A1	5.41	5-25-2035	116,228	114,871
FNMA Series 2003-W11 Class A1±±	5.45	6-25-2033	3,656	3,695
FNMA Series 2005-84 Class MB	5.75	10-25-2035	89,760	90,230
FNMA	6.00	3-1-2033	49,678	50,253
FNMA	6.50	8-1-2031	112,888	117,666
FNMA Series 2003-W6 Class PT4±±	8.36	10-25-2042	31,672	34,004
FNMA	9.00	11-1-2024	6,319	6,299
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	14,545	15,935
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	325,814	340,523
GNMA Series 2005-27 Class PA	4.50	4-20-2035	20,962	20,550
GNMA	8.00	12-15-2023	96	96
Total agency securities (Cost $3,683,372)				3,554,719
Asset-backed securities: 20.12%
Affirm Asset Securitization Trust Series 2021-B Class A144A	1.03	8-17-2026	3,653,000	3,528,550
Anchorage Capital CLO 6 Ltd. Series 2015-6A Class B2RR (3 Month LIBOR +1.85%)144A±	7.11	7-15-2030	4,000,000	3,930,935
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,707,148	1,519,833
Arm Master Trust LLC Series 2023-T1 Class A	6.56	2-17-2025	3,200,000	3,187,496
Auburn CLO Ltd. Series 2017-1A Class A2A (3 Month LIBOR +1.62%)144A±	6.87	10-20-2030	470,000	459,629
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	2,220,000	2,068,245
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A144A	3.35%	9-22-2025	$4,330,000	$4,202,902
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,349,136	1,260,800
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,181,841
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (3 Month LIBOR +1.05%)144A±	6.32	4-24-2029	1,712,151	1,699,394
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	2,197,188	1,999,946
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%)144A±	5.72	11-25-2069	1,991,357	1,948,291
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	977,500	838,960
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class CR3 (3 Month LIBOR +2.00%)144A±	7.25	7-20-2031	3,000,000	2,840,311
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	1,209,115	1,159,751
CIFC Funding Ltd. Series 2018-1A Class A (3 Month LIBOR +1.00%)144A±	6.26	4-18-2031	4,000,000	3,945,536
CIFC Funding Ltd. Series 2017-2A Class CR (3 Month LIBOR +1.85%)144A±	7.10	4-20-2030	1,250,000	1,191,609
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	737,554	693,052
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±¤	0.00	7-15-2027	363,886	3,495
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	4,645,000	4,448,003
CPS Auto Receivables Trust Series 2020-A Class D144A	2.90	12-15-2025	1,069,864	1,065,308
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,085,500	2,965,789
Drive Auto Receivables Trust Series 2019-3 Class D	3.18	10-15-2026	1,742,318	1,729,559
Dryden 72 CLO Ltd. Series 2019-72A Class CR (3 Month LIBOR +1.85%)144A±	7.17	5-15-2032	1,000,000	944,592
DT Auto Owner Trust Series 2020-2A Class C144A	3.28	3-16-2026	905,186	896,898
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%)±	6.23	9-25-2033	114,187	111,617
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	1,800,000	1,729,424
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	1,949,503
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,602,946
FS Rialto Issuer LLC Series 2021-FL3 Class B (1 Month LIBOR +1.80%)144A±	6.91	11-16-2036	2,000,000	1,918,720
Gracie Point International Funding Series 2021-1A Class B (1 Month LIBOR +1.40%)144A±	6.43	11-1-2023	1,500,000	1,499,733
Gracie Point International Funding Series 2022-1A Class B (30 Day Average U.S. SOFR +2.75%)144A±	7.78	4-1-2024	1,595,000	1,595,692
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	2,325,000	2,169,478
HGI CRE CLO Ltd. Series 2021-FL1 Class A (1 Month LIBOR +1.05%)144A±	6.16	6-16-2036	1,403,212	1,368,640
HGI CRE CLO Ltd. Series 2021-FL2 Class C (1 Month LIBOR +1.80%)144A±	6.91	9-17-2036	1,000,000	937,191
JFIN CLO Ltd. Series 2017-2A Class BR (3 Month LIBOR +1.60%)144A±	6.56	9-20-2029	3,000,000	2,915,635
Jonah Energy Abs I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	2,498,034	2,471,106
JPMorgan Chase Bank NA - CACLN Series 2020-1 Class B144A	0.99	1-25-2028	314,634	311,981
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Madison Park Funding XX Ltd. Series 2016-20A Class BR (3 Month LIBOR +1.55%)144A±	6.84%	7-27-2030	$1,570,000	$1,517,445
Marlette Funding Trust Series 2021-2A Class B144A	1.06	9-15-2031	2,142,150	2,103,188
MF1 Ltd. Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%)144A±	6.27	2-19-2037	3,800,000	3,701,924
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%)144A±	6.03	7-15-2036	1,167,304	1,142,499
Mission Lane Credit Card Master Trust Series 2021-A Class A144A	1.59	9-15-2026	3,000,000	2,984,867
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	2,195,593	1,873,719
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A2R (3 Month LIBOR +1.45%)144A±	6.70	3-17-2030	2,190,000	2,120,269
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	440,208	426,741
Octane Receivables Trust Series 2020-1A Class A144A	1.71	2-20-2025	131,955	131,225
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	1,264,885	1,249,899
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	694,494	691,885
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	641,812
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class A144A	1.59	5-17-2027	2,855,000	2,684,920
Pagaya AI Debt Selection Trust Series 2021-1 Class A144A	1.18	11-15-2027	176,399	175,655
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	1,554,420	1,482,449
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	3,145,859	3,150,121
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	2,010,000	1,918,589
PFS Financing Corp. Series 2021-A Class B144A	0.96	4-15-2026	1,000,000	951,090
Prodigy Finance CM2021-1 DAC Series 2021-1A Class A (1 Month LIBOR +1.25%)144A±	6.39	7-25-2051	1,489,196	1,468,153
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	1,525,482	1,511,141
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,995,744	1,827,576
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%)144A±	5.54	12-17-2068	2,005,917	1,941,090
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%)±	5.69	5-26-2055	601,310	582,644
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%)±	5.79	12-27-2038	1,179,511	1,158,178
Sound Point Clo VIII-R Ltd. Series 2015-1RA Class BR (3 Month LIBOR +1.55%)144A±	6.81	4-15-2030	2,660,000	2,552,794
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (3 Month LIBOR +1.08%)144A±	6.34	4-15-2030	662,196	650,637
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	820,114	734,598
Taco Bell Funding LLC Series 2021-1A Class A2I144A	1.95	8-25-2051	2,718,600	2,357,709
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (3 Month LIBOR +1.00%)144A±	6.26	10-18-2030	3,323,799	3,288,305
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%)144A±	5.74	1-25-2046	319,712	317,863
Towd Point Mortgage Trust Series 2019-MH1 Class A1144A±±	3.00	11-25-2058	120,945	119,089
Venture XXIX CLO Ltd. Series 2017-29A Class AR (3 Month LIBOR +0.99%)144A±	6.31	9-7-2030	2,335,880	2,293,671
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Vibrant CLO VI Ltd. Series 2017-6A Class AR (3 Month LIBOR +0.95%)144A±	5.91%	6-20-2029	$1,225,013	$1,211,133
Voya CLO Ltd. Series 2017-1A Class BR (3 Month LIBOR +1.90%)144A±	7.16	4-17-2030	2,500,000	2,322,175
Zais CLO 6 Ltd. Series 2017-1A Class CR (3 Month LIBOR +2.65%)144A±	7.91	7-15-2029	2,050,000	1,991,381
Total asset-backed securities (Cost $130,509,156)				125,568,825
Corporate bonds and notes: 24.03%
Basic materials: 0.39%
Mining: 0.39%
Glencore Funding LLC144A	5.40	5-8-2028	2,465,000	2,449,141
Communications: 0.65%
Telecommunications: 0.65%
Sprint LLC	7.63	3-1-2026	2,000,000	2,090,948
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,000,000	990,091
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	9-20-2029	1,000,000	992,645
				4,073,684
Consumer, cyclical: 3.99%
Airlines: 0.74%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	4-15-2027	1,483,407	1,382,032
Delta Air Lines Pass-Through Trust Series 2015-1 Class B	4.25	1-30-2025	747,239	742,772
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	2,045,831	2,006,604
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	7-15-2027	554,850	529,499
				4,660,907
Apparel: 0.35%
Michael Kors USA, Inc.144A	4.25	11-1-2024	2,241,000	2,165,366
Auto manufacturers: 1.29%
Daimler Truck Finance North America LLC144A	5.15	1-16-2026	2,000,000	2,000,734
Ford Motor Credit Co. LLC	2.30	2-10-2025	4,000,000	3,733,535
General Motors Financial Co., Inc.	6.00	1-9-2028	1,300,000	1,320,552
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	999,898
				8,054,719
Entertainment: 0.38%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	967,782
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,405,697
				2,373,479
Housewares: 0.33%
Newell Brands, Inc.	4.70	4-1-2026	2,250,000	2,086,898
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging: 0.49%
Genting New York LLC/GENNY Capital, Inc.144A	3.30%	2-15-2026	$1,080,000	$965,239
Las Vegas Sands Corp.	3.20	8-8-2024	2,155,000	2,078,356
				3,043,595
Retail: 0.41%
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,542,210
Consumer, non-cyclical: 2.14%
Agriculture: 0.48%
Philip Morris International, Inc.	4.88	2-15-2028	3,000,000	2,989,385
Commercial services: 0.87%
CoreCivic, Inc.	8.25	4-15-2026	2,500,000	2,500,640
Equifax, Inc.	5.10	6-1-2028	3,000,000	2,962,238
				5,462,878
Pharmaceuticals: 0.79%
CVS Health Corp.%%	5.00	1-30-2029	3,000,000	3,001,903
Utah Acquisition Sub, Inc.	3.95	6-15-2026	2,000,000	1,901,487
				4,903,390
Energy: 0.35%
Pipelines: 0.35%
Plains All American Pipeline LP/PAA Finance Corp.	3.85	10-15-2023	2,205,000	2,184,697
Financial: 12.37%
Banks: 5.90%
Bank of America Corp. (U.S. SOFR +0.73%)±	0.81	10-24-2024	3,000,000	2,940,360
Bank of America Corp. (U.S. SOFR +0.65%)±	1.53	12-6-2025	2,500,000	2,343,368
Bank of America Corp. Series N (U.S. SOFR +0.91%)±	1.66	3-11-2027	2,370,000	2,140,843
Bank of America Corp. (U.S. SOFR 3 Month +0.94%)±	3.86	7-23-2024	1,000,000	996,932
Citigroup, Inc. (U.S. SOFR +1.28%)±	3.07	2-24-2028	2,500,000	2,315,967
Citigroup, Inc. (U.S. SOFR +1.55%)±	5.61	9-29-2026	3,000,000	3,021,519
Goldman Sachs Group, Inc. (U.S. SOFR +0.91%)±	1.95	10-21-2027	3,000,000	2,671,810
JPMorgan Chase & Co. (U.S. SOFR +0.49%)±	0.77	8-9-2025	2,000,000	1,882,055
JPMorgan Chase & Co. (U.S. SOFR 3 Month +0.54%)±	0.82	6-1-2025	1,220,000	1,159,047
JPMorgan Chase & Co. (U.S. SOFR 3 Month +0.70%)±	1.04	2-4-2027	835,000	746,598
JPMorgan Chase & Co. (U.S. SOFR 3 Month +1.46%)±	1.51	6-1-2024	3,000,000	3,000,000
Morgan Stanley (U.S. SOFR +0.56%)±	1.16	10-21-2025	2,000,000	1,867,796
Morgan Stanley (U.S. SOFR +1.99%)±	2.19	4-28-2026	2,305,000	2,176,183
Morgan Stanley (U.S. SOFR +1.73%)±	5.12	2-1-2029	2,035,000	2,024,828
Santander Holdings USA, Inc. (U.S. SOFR +1.38%)±	4.26	6-9-2025	800,000	767,236
Santander Holdings USA, Inc. (U.S. SOFR +2.33%)±	5.81	9-9-2026	1,250,000	1,233,537
Truist Financial Corp. (U.S. SOFR +1.44%)±	4.87	1-26-2029	2,800,000	2,709,619
Wells Fargo & Co. (U.S. SOFR +1.51%)±	3.53	3-24-2028	3,000,000	2,811,806
				36,809,504
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.64%
Blackstone Holdings Finance Co. LLC144A	5.90%	11-3-2027	$2,145,000	$2,185,230
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-15-2050	1,900,000	1,817,494
				4,002,724
Insurance: 3.59%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	2,880,000	2,763,004
Brighthouse Financial Global Funding144A	1.00	4-12-2024	2,000,000	1,915,093
Equitable Financial Life Global Funding144A	5.50	12-2-2025	3,080,000	3,081,743
GA Global Funding Trust144A	1.00	4-8-2024	3,022,000	2,852,868
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,870,326
Lincoln National Corp.	3.63	12-12-2026	1,500,000	1,395,686
Metropolitan Life Global Funding I144A	4.40	6-30-2027	2,000,000	1,956,247
Minnesota Life Insurance Co.	8.25	9-15-2025	3,000,000	3,116,001
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,141,536
Security Benefit Global Funding144A	1.25	5-17-2024	335,000	318,228
				22,410,732
REITS: 2.24%
Boston Properties LP	3.20	1-15-2025	500,000	473,211
Brandywine Operating Partnership LP	7.55	3-15-2028	1,140,000	970,688
EPR Properties	4.50	4-1-2025	1,500,000	1,443,800
Omega Healthcare Investors, Inc.	4.75	1-15-2028	145,000	132,930
Piedmont Operating Partnership LP	4.45	3-15-2024	1,765,000	1,686,782
Realty Income Corp.	4.70	12-15-2028	3,000,000	2,927,960
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,410,729
Starwood Property Trust, Inc.144A	3.75	12-31-2024	65,000	60,987
Starwood Property Trust, Inc.144A	5.50	11-1-2023	750,000	742,576
VICI Properties LP	4.38	5-15-2025	1,835,000	1,771,081
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	2,500,000	2,360,796
				13,981,540
Industrial: 0.69%
Electronics: 0.25%
Jabil, Inc.	5.45	2-1-2029	1,550,000	1,527,666
Trucking & leasing: 0.44%
DAE Funding LLC144A	1.55	8-1-2024	1,000,000	946,216
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	1,800,000	1,796,043
				2,742,259
Technology: 1.27%
Computers: 0.07%
Kyndryl Holdings, Inc.	2.05	10-15-2026	510,000	436,357
Semiconductors: 1.20%
Intel Corp.	4.88	2-10-2028	3,000,000	3,021,709
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Semiconductors (continued)
Microchip Technology, Inc.	2.67%	9-1-2023		$1,525,000	$1,511,916
Micron Technology, Inc.	5.38	4-15-2028		3,000,000	2,959,787
					7,493,412
Utilities: 2.18%
Electric: 2.18%
AES Corp.	5.45	6-1-2028		1,500,000	1,480,852
Alexander Funding Trust144A	1.84	11-15-2023		2,000,000	1,953,999
Black Hills Corp.	5.95	3-15-2028		2,250,000	2,313,527
CenterPoint Energy, Inc. (U.S. SOFR +0.65%)±	5.74	5-13-2024		680,000	678,135
Evergy Missouri West, Inc.144A	5.15	12-15-2027		2,500,000	2,506,965
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025		1,750,000	1,769,352
Vistra Operations Co. LLC144A	3.55	7-15-2024		3,000,000	2,903,646
					13,606,476
Total corporate bonds and notes (Cost $154,562,311)					150,001,019
Foreign corporate bonds and notes: 1.75%
Communications: 0.23%
Telecommunications: 0.23%
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%)144Aʊ±	2.88	5-27-2026	EUR	1,625,000	1,423,997
Consumer, cyclical: 0.61%
Auto parts & equipment: 0.45%
Conti-Gummi Finance BV144A	1.13	9-25-2024	EUR	2,000,000	2,062,306
Faurecia SE144A	7.25	6-15-2026	EUR	700,000	776,513
					2,838,819
Entertainment: 0.16%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	400,000	458,558
Lottomatica SpA144A	6.25	7-15-2025	EUR	500,000	541,933
					1,000,491
Consumer, non-cyclical: 0.30%
Agriculture: 0.25%
Altria Group, Inc.	1.70	6-15-2025	EUR	1,515,000	1,549,349
Commercial services: 0.05%
Verisure Holding AB144A	9.25	10-15-2027	EUR	300,000	341,449
Financial: 0.40%
Banks: 0.17%
Permanent TSB Group Holdings PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%)144A±	2.13	9-26-2024	EUR	1,000,000	1,057,581
Real estate: 0.23%
Aedas Homes Opco SLU144A	4.00	8-15-2026	EUR	1,500,000	1,441,011
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 0.21%
Packaging & containers: 0.21%
Canpack SA/Canpack U.S. LLC144A	2.38%	11-1-2027	EUR	1,500,000	$1,284,556
Total foreign corporate bonds and notes (Cost $12,840,405)					10,937,253
Foreign government bonds: 4.06%
Brazil Letras do Tesouro Nacional¤	0.00	1-1-2024	BRL	17,000,000	3,115,460
Bundesobligation144A	1.30	10-15-2027	EUR	8,175,000	8,381,913
French Republic144A	0.75	2-25-2028	EUR	10,045,000	9,852,366
Malaysia	3.88	3-14-2025	MYR	6,895,000	1,508,425
Spain¤	0.00	1-31-2028	EUR	2,680,000	2,500,366
Total foreign government bonds (Cost $25,495,780)					25,358,530

	Shares
Investment companies: 0.53%
Exchange-traded funds: 0.53%
iShares 0-5 Year High Yield Corporate Bond ETF	80,600	3,304,600
Total investment companies (Cost $3,310,904)		3,304,600

			Principal
Loans: 0.35%
Communications: 0.29%
Media: 0.29%
CSC Holdings LLC (1 Month LIBOR +2.25%)±	7.36	7-17-2025	$1,943,721	1,780,448
Financial: 0.06%
Diversified financial services: 0.06%
Russell Investments U.S. Institutional Holdco, Inc. (U.S. SOFR 1 Month +3.50%)±	8.75	5-30-2025	407,100	385,117
Total loans (Cost $2,322,821)				2,165,565
Municipal obligations: 0.46%
Indiana: 0.14%
Education revenue: 0.14%
Indiana Secondary Market for Education Loans, Inc. (1 Month LIBOR +0.80%)±	5.65	2-25-2044	$850,765	853,468
New Jersey: 0.32%
Housing revenue: 0.32%
New Jersey Transportation Trust Fund Authority Series B	2.55	6-15-2023	2,000,000	1,997,536
Total municipal obligations (Cost $2,843,224)				2,851,004
Non-agency mortgage-backed securities: 8.85%
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	3,016,200	2,590,879
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	416,194	379,465
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	606,164	547,131
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75%	10-25-2061	$1,715,032	$1,499,465
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	293,851	281,359
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%)144A±	7.00	10-15-2036	2,165,000	2,056,165
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	187,656	181,145
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	895,363	850,807
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	4.01	6-19-2031	61,616	59,534
COLT Mortgage Loan Trust Series 2020-2 Class A1144A±±	1.85	3-25-2065	67,578	66,749
COMM Mortgage Trust Series 2012-CR4 Class AM	3.25	10-15-2045	2,000,000	1,780,143
COMM Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	58,798	58,692
COMM Mortgage Trust Series 2014-CR14 Class B±±	4.59	2-10-2047	680,000	646,795
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	817,720	778,536
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,362,312	1,041,694
CSMC Trust Series 2020-AFC1 Class A3144A±±	2.51	2-25-2050	610,289	561,430
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.13%)144A±	6.26	12-19-2030	550,000	541,465
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	2,349,990	2,343,575
FWD Securitization Trust Series 2020-INV1 Class A3144A±±	2.44	1-25-2050	729,644	659,742
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	1,146,544	965,998
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,200,196
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	101,134	94,652
HPLY Trust Series 2019-HIT Class A (1 Month LIBOR +1.00%)144A±	6.11	11-15-2036	1,653,875	1,633,005
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	1,912,261
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	4,005,000	3,395,347
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,574,942	2,156,607
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%)144A±	6.07	7-15-2036	770,289	764,465
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.21%)144A±	6.32	6-15-2035	566,915	525,622
JP Morgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	1,003,317	875,741
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	4.71	10-25-2032	736	699
Med Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%)144A±	6.56	11-15-2038	2,985,671	2,878,060
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,440
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	859,160	754,190
MFA Trust Series 2020-NQM1 Class A2144A±±	1.79	8-25-2023	515,118	466,475
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	800,000	635,297
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	1,082,203	999,052
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25%	12-25-2057	$1,733,092	$1,661,372
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	2,598,509	2,342,882
Oceanview Trust Series 2021-1 Class A144A	1.22	12-29-2051	444,195	429,013
OPG Trust Series 2021-PORT Class B (1 Month LIBOR +0.71%)144A±	5.82	10-15-2036	3,062,876	2,924,288
PKHL Commercial Mortgage Trust Series 2021-MF Class B (1 Month LIBOR +1.18%)144A±	6.29	7-15-2038	3,342,000	3,136,648
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	114,595	113,180
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	275,024	248,191
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,232,194	1,166,591
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	348,302	329,372
Towd Point Mortgage Trust Series 2017-1 Class A1144A±±	2.75	10-25-2056	269,712	265,209
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	870,906	810,900
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%)144A±	5.96	2-15-2032	1,459,270	1,432,789
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	960,217	850,254
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,684,737	1,438,747
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	2,044,522	1,715,254
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	120,249	107,835
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.54	8-25-2032	47,308	47,913
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.54	8-25-2032	29,430	28,845
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average +2.00%)±	5.14	12-28-2037	3,599	3,553
Total non-agency mortgage-backed securities (Cost $60,149,170)				55,268,714
U.S. Treasury securities: 24.60%
U.S. Treasury Notes##	0.38	12-31-2025	66,440,000	60,424,065
U.S. Treasury Notes	1.13	1-15-2025	39,905,000	37,707,108
U.S. Treasury Notes	2.88	6-15-2025	2,470,000	2,396,961
U.S. Treasury Notes	3.25	8-31-2024	47,500,000	46,516,602
U.S. Treasury Notes	3.50	9-15-2025	1,690,000	1,661,745
U.S. Treasury Notes	3.50	4-30-2028	5,000	4,936
U.S. Treasury Notes	3.63	5-31-2028	1,215,000	1,208,071
U.S. Treasury Notes	4.63	2-28-2025	2,480,000	2,481,453
U.S. Treasury Notes	4.63	3-15-2026	1,115,000	1,130,854
Total U.S. Treasury securities (Cost $155,289,676)				153,531,795
Yankee corporate bonds and notes: 13.32%
Communications: 0.29%
Internet: 0.29%
Prosus NV144A	3.26	1-19-2027	2,000,000	1,814,172
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.40%
Leisure time: 0.08%
Royal Caribbean Cruises Ltd.	4.25%	6-15-2023	$500,000	$511,506
Retail: 0.32%
1011778 BC ULC/New Red Finance, Inc.144A	5.75	4-15-2025	2,000,000	1,994,109
Consumer, non-cyclical: 0.78%
Agriculture: 0.30%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,915,733
Pharmaceuticals: 0.48%
Pfizer Investment Enterprises Pte. Ltd.	4.45	5-19-2026	3,000,000	2,984,553
Energy: 0.94%
Oil & gas: 0.46%
BP Capital Markets PLC (5 Year Treasury Constant Maturity +4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,880,000
Oil & gas services: 0.48%
Schlumberger Investment SA	4.50	5-15-2028	3,000,000	2,966,090
Financial: 9.65%
Banks: 7.70%
Banco Santander SA (1 Year Treasury Constant Maturity +0.45%)±	0.70	6-30-2024	2,000,000	1,990,214
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,932,986
Barclays PLC (1 Year Treasury Constant Maturity +0.80%)±	1.01	12-10-2024	1,155,000	1,119,127
BNP Paribas SA (U.S. SOFR +1.00%)144A±	1.32	1-13-2027	1,545,000	1,378,251
BNP Paribas SA (1 Year Treasury Constant Maturity +1.45%)144A±	5.13	1-13-2029	3,000,000	2,989,717
BPCE SA144A	4.75	7-19-2027	2,560,000	2,494,294
Canadian Imperial Bank of Commerce	5.00	4-28-2028	2,000,000	1,978,809
Credit Agricole SA144A	5.30	7-12-2028	3,000,000	3,038,222
Credit Suisse Group AG (U.S. SOFR +2.04%)144A±	2.19	6-5-2026	3,000,000	2,717,742
Danske Bank AS (1 Year Treasury Constant Maturity +0.55%)144A±	0.98	9-10-2025	2,000,000	1,864,126
Danske Bank AS (1 Year Treasury Constant Maturity +2.10%)144A±	6.47	1-9-2026	1,000,000	1,001,241
Deutsche Bank AG (U.S. SOFR +2.16%)±	2.22	9-18-2024	1,500,000	1,471,101
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,490,000	1,503,040
HSBC Holdings PLC (U.S. SOFR +0.71%)±	0.98	5-24-2025	600,000	569,997
HSBC Holdings PLC (U.S. SOFR +1.10%)±	2.25	11-22-2027	1,760,000	1,565,313
HSBC Holdings PLC (U.S. SOFR +2.61%)±	5.21	8-11-2028	2,400,000	2,365,269
Intesa Sanpaolo SpA Series XR144A	3.25	9-23-2024	2,000,000	1,919,206
Macquarie Group Ltd. (U.S. SOFR +1.07%)144A±	1.34	1-12-2027	1,885,000	1,687,036
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity +1.90%)±	5.35	9-13-2028	2,950,000	2,954,207
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity +1.08%)±	5.72	2-20-2026	3,000,000	2,997,947
Mizuho Financial Group, Inc. (U.S. SOFR +1.24%)±	2.84	7-16-2025	1,000,000	964,108
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	5.52%	1-13-2028	$2,840,000	$2,885,284
UBS Group AG (1 Year Treasury Constant Maturity +0.85%)144A±	1.49	8-10-2027	2,000,000	1,724,242
UBS Group AG (1 Year Treasury Constant Maturity +1.55%)144A±	5.71	1-12-2027	2,000,000	1,982,948
				48,094,427
Diversified financial services: 0.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.65	10-29-2024	2,500,000	2,347,081
Avolon Holdings Funding Ltd.144A	2.53	11-18-2027	862,000	712,623
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	965,000	928,861
				3,988,565
Insurance: 0.30%
Athene Global Funding144A	0.37	9-10-2026	2,000,000	1,855,299
Real estate: 0.25%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	1,687,000	1,574,464
REITS: 0.31%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,912,093
Savings & loans: 0.45%
Nationwide Building Society144A	4.85	7-27-2027	2,860,000	2,808,745
Government securities: 0.68%
Multi-national: 0.68%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	1,963,091
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,257,534
				4,220,625
Industrial: 0.16%
Trucking & leasing: 0.16%
SMBC Aviation Capital Finance DAC	5.45	5-3-2028	1,005,000	1,001,200
Technology: 0.42%
Semiconductors: 0.42%
Renesas Electronics Corp.144A	1.54	11-26-2024	2,830,000	2,642,240
Total yankee corporate bonds and notes (Cost $86,035,710)				83,163,821
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.43%
Investment companies: 0.43%
Allspring Government Money Market Fund Select Class♠∞##		5.01%	2,703,612	$2,703,612
Total short-term investments (Cost $2,703,612)				2,703,612
Total investments in securities (Cost $639,746,141)	99.07%			618,409,457
Other assets and liabilities, net	0.93			5,821,775
Total net assets	100.00%			$624,231,232

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,859,487	$289,501,486	$(321,657,361)	$0	$0	$2,703,612	2,703,612	$657,794
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	385,605	159,872,526	(160,257,862)	(269)	0	0	0	144,250 [1]
				$(269)	$0	$2,703,612		$802,044

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—May 31, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	688,154	EUR	646,618	Morgan Stanley, Inc.	6-30-2023	$0	$(4,136)
USD	33,780,837	EUR	31,192,600	Morgan Stanley, Inc.	6-30-2023	384,990	0
USD	392,570	EUR	360,000	Morgan Stanley, Inc.	6-30-2023	7,142	0
EUR	31,552,600	USD	33,708,488	Morgan Stanley, Inc.	6-30-2023	72,787	0
EUR	610,041	USD	652,073	Morgan Stanley, Inc.	6-30-2023	1,057	0
JPY	90,451,034	USD	688,154	Morgan Stanley, Inc.	6-30-2023	0	(36,141)
USD	652,073	JPY	90,451,034	Morgan Stanley, Inc.	6-30-2023	59	0
USD	33,877,711	EUR	31,552,600	Morgan Stanley, Inc.	9-29-2023	0	(68,714)
USD	649,209	EUR	615,808	Morgan Stanley, Inc.	9-29-2023	0	(13,319)
JPY	90,451,034	USD	649,209	Morgan Stanley, Inc.	9-29-2023	12,152	0
						$478,187	$(122,310)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,181	9-29-2023	$243,444,729	$243,083,017	$0	$(361,712)
Short
5-Year Euro	(41)	9-7-2023	(5,141,039)	(5,147,674)	0	(6,635)
10-Year U.S. Treasury Notes	(39)	9-20-2023	(4,454,769)	(4,464,281)	0	(9,512)
5-Year U.S. Treasury Notes	(654)	9-29-2023	(71,296,289)	(71,337,094)	0	(40,805)
					$0	$(418,664)
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee [at Allspring Funds Management, LLC (“Allspring Funds Management”)].
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the
Allspring Short-Term Bond Plus Fund | 15

Notes to portfolio of investments—May 31, 2023 (unaudited)
participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal NationalMortgage Association (FNMA) and Federal Home LoanMortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells amortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security fromthe institution at a later date at an agreed upon price. Themortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools ofmortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale.Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,554,719	$0	$3,554,719
Asset-backed securities	0	125,568,825	0	125,568,825
Corporate bonds and notes	0	150,001,019	0	150,001,019
Foreign corporate bonds and notes	0	10,937,253	0	10,937,253
Foreign government bonds	0	25,358,530	0	25,358,530
Investment companies	3,304,600	0	0	3,304,600
Loans	0	2,165,565	0	2,165,565
Municipal obligations	0	2,851,004	0	2,851,004
Non-agency mortgage-backed securities	0	55,268,714	0	55,268,714
U.S. Treasury securities	153,531,795	0	0	153,531,795
Yankee corporate bonds and notes	0	83,163,821	0	83,163,821
Short-term investments
Investment companies	2,703,612	0	0	2,703,612
	159,540,007	458,869,450	0	618,409,457
Forward foreign currency contracts	0	478,187	0	478,187
Total assets	$159,540,007	$459,347,637	$0	$618,887,644

Liabilities
Forward foreign currency contracts	$0	$122,310	$0	$122,310
Futures contracts	418,664	0	0	418,664
Total liabilities	$418,664	$122,310	$0	$540,974
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $1,835,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Bond Plus Fund | 17